Comprehensive Income (Tables)	3 Months Ended
Mar. 31, 2014
Comprehensive Income [Abstract]
Schedule of changes in accumulated other comprehensive income (loss) by component

Net Unrealized Gain (Loss) on Available for Sale Securities
(In thousands)
Balance at December 31, 2012	$1,511
Other comprehensive loss before reclassifications	(116)
Amounts reclassified from accumulated other comprehensive income	—
Net other comprehensive loss	(116)
Balance at March 31, 2013	$1,395

	Net Unrealized Gain (Loss) on Available for Sale Securities	Net Unrealized Gain on Interest Rate Swap	Total
	(In thousands)
Balance at December 31, 2013	$424	$—	$424
Other comprehensive income before reclassifications	150	34	184
Amounts reclassified from accumulated other comprehensive income	—	—	—
Net other comprehensive income	150	34	184
Balance at March 31, 2014	$574	$34	$608